LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Lease Commitments [Abstract]
Schedule of Future Minimum Lease Payments for Capital and Noncancellable Operating Leases [Table Text Block]
Future minimum capital and noncancellable operating lease payments and the related present value of capital lease payments at December 31, 2011 are as follows (in millions):

	Capital Leases	Operating Leases
2012	$1.1	$61.7
2013	0.5	49.0
2014	0.5	37.1
2015	0.1	29.3
2016	—	23.6
Thereafter	—	59.7
Total minimum obligations	2.2	$260.4
Less: amount representing interest	(0.1)
Present value of net minimum obligations	2.1
Less: current portion	(1.0)
Long-term obligations	$1.1